Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Deposit Liabilities, Type [Table Text Block]
	2020		2019
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$54,202	--%	$15,775	--%
Passbook accounts	8	0.16	5	0.15
Savings accounts	1,570	0.20	1,722	0.20
Money market accounts	99,638	0.80	25,504	0.80
Certificate of deposit accounts	199,427	1.49	184,452	2.27
Total	$354,845	1.03%	$227,458	1.87%

Certificate of Deposit by Maturity [Table Text Block]
Years ending December 31:
2021	$101,170
2022	37,688
2023	37,135
2024	16,630
2025	6,804
Total	$199,427